Cost of sales	6 Months Ended
Jun. 30, 2025
Cost Of Sales
Cost of sales

5. Cost of sales

Cost of sales for the period ended 30 June 2025 reflects expenses directly attributable to revenue-generating activities from Al Shola Gas.

For the period ended 30 June 2024, cost of sales related entirely to Fusion Fuel Portugal. As such, figures recorded in 2025 and the prior year are not considered comparable.

	For the 6 month period ended June 30, 2025	For the 6 month period ended June 30, 2024
	€’000	€’000
LPG-related services (QIND / Al Shola Gas)	4,864
Hydrogen technology (deconsolidated entity)	-	(197)
Total	4,864	(197)